S000079321 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parnassus Growth Equity Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	19.56%	26.85%	44.82%

[1]	The Fund’s inception date was December 28, 2022.